Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Summary of valuation and qualifying accounts

								$ million
				2018		2017		2016
	Not credit-impaired	Credit impaired	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments
At 1 January – IAS 39	—	335	335	314	392	335	447	435
Adjustment on adoption of IFRS 9	115	—	115	(85)	—	—	—	—
At 1 January – IFRS 9	115	335	450	229	392	335	447	435
Charged to costs and expenses	(26)	56	30	10	68	47	120	55
Charged to other accounts[a]	—	(12)	(12)	(1)	13	3	(7)	(2)
Deductions	—	(52)	(52)	(3)	(138)	(71)	(168)	(153)
At 31 December	89	327	416	235	335	314	392	335
[a] Principally exchange adjustments.